Primary and secondary segments reporting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Condensed balance sheets and income statements of geographical segments
The condensed balance sheets and income statements of the various primary segments are as follows:

EUR million
	2020
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	942,620	223,797	238,746	146,851	182,587	(226,351)	1,508,250
Loans and advances to customers	563,581	120,571	113,745	113,258	5,044	—	916,199
Cash, balances at central banks and credit institutions and other deposits on demand	213,561	28,666	43,154	21,754	61,174	(142,513)	225,796
Debt instruments	81,271	38,403	49,304	5,659	1,917	—	176,554
Other financial assets	48,313	15,439	17,342	30	1,645	—	82,769
Other asset accounts	35,894	20,718	15,201	6,150	112,807	(83,838)	106,932
Total liabilities	899,990	199,735	218,918	134,241	106,557	(142,513)	1,416,928
Customer deposits	582,353	102,924	111,808	51,399	826	—	849,310
Central banks and credit institutions	167,014	38,017	42,040	41,567	38,554	(142,513)	184,679
Marketable debt securities	84,201	36,583	21,280	35,965	57,240	—	235,269
Other financial liabilities***	54,634	16,182	35,456	1,370	493	—	108,135
Other liabilities accounts****	11,788	6,029	8,334	3,940	9,444	—	39,535
Total equity	42,630	24,062	19,828	12,610	76,030	(83,838)	91,322
Other customer funds under management	86,899	16,504	49,850	—	12	—	153,265
Investment funds	71,238	10,864	49,850	—	12	—	131,964
Pension funds	15,487	89	—	—	—	—	15,576
Assets under management	174	5,551	—	—	—	—	5,725
Other non-managed marketed customer funds	34,313	11,915	6,187	1,134	—	—	53,549
*Including Trading derivatives and Equity instruments.
**Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2019
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	926,768	223,972	253,919	140,273	168,352	(190,589)	1,522,695
Loans and advances to customers	563,101	133,727	125,122	114,504	5,764	—	942,218
Cash, balances at central banks and credit institutions and other deposits on demand	171,974	22,904	51,379	17,440	32,804	(107,895)	188,606
Debt instruments	101,189	33,749	45,622	3,196	840	—	184,596
Other financial assets*	53,918	10,822	14,864	37	2,406	—	82,047
Other asset accounts**	36,586	22,770	16,932	5,096	126,538	(82,694)	125,228
Total liabilities	882,479	199,993	231,361	128,107	77,991	(107,895)	1,412,036
Customer deposits	559,720	98,915	114,817	50,120	793	—	824,365
Central banks and credit institutions	156,201	38,952	41,999	33,652	12,254	(107,895)	175,163
Marketable debt securities	94,882	44,097	29,840	38,661	54,497	—	261,977
Other financial liabilities***	59,241	11,773	34,072	1,652	636	—	107,374
Other liabilities accounts****	12,435	6,256	10,633	4,022	9,811	—	43,157
Total equity	44,289	23,979	22,558	12,166	90,361	(82,694)	110,659
Other customer funds under management	86,558	14,319	76,023	—	11	—	176,911
Investment funds	62,203	11,703	69,071	—	11	—	142,988
Pension funds	11,746	98	—	—	—	—	11,844
Assets under management	12,609	2,518	6,952	—	—	—	22,079
Other non-managed marketed customer funds	32,706	15,872	60	850	—	—	49,488
*Including Trading derivatives and Equity instruments.
**Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including' Hedging derivatives', Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2018
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	901,824	200,985	237,545	127,564	170,614	(179,261)	1,459,271
Loans and advances to customers	534,257	116,196	119,912	106,047	6,509	—	882,921
Cash, balances at central banks and credit institutions and other deposits on demand	166,035	28,856	48,327	14,411	39,840	(100,400)	197,069
Debt instruments	114,896	27,302	45,225	3,324	377	—	191,124
Other financial assets*	49,277	10,023	9,359	36	2,113	—	70,808
Other asset accounts**	37,359	18,608	14,722	3,746	121,775	(78,861)	117,349
Total liabilities	859,299	179,083	215,642	115,847	82,439	(100,400)	1,351,910
Customer deposits	534,472	91,896	108,247	45,646	235	—	780,496
Central banks and credit institutions	160,628	26,077	38,614	32,111	30,879	(100,400)	187,909
Marketable debt securities	96,067	43,758	31,504	33,507	41,783	—	246,619
Other financial liabilities***	52,810	11,380	28,571	912	1,334	—	95,007
Other liabilities accounts****	15,322	5,972	8,706	3,671	8,208	—	41,879
Total equity	42,525	21,902	21,903	11,717	88,175	(78,861)	107,361
Other customer funds under management	76,524	12,785	68,172	367	7	—	157,855
Investment funds	55,239	10,436	61,515	367	7	—	127,564
Pension funds	11,062	98	—	—	—	—	11,160
Assets under management	10,223	2,251	6,657	—	—	—	19,131
Other non-managed marketed customer funds	28,555	13,529	128	—	—	—	42,212
*Including 'Trading derivatives' and 'Equity instruments'.
**Including 'Hedging derivatives', 'Changes in the fair value of hedged items in portfolio hedges of interest risk', 'Non-current assets held for sale', 'Assets under insurance or reinsurance contracts', 'Tangible assets', 'Intangible assets', 'Tax assets', other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

Schedule of condensed income statements of business segments
The condensed income statements for the main segments are as follows:

EUR million
	2020
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate centre	Total
Net interest income	9,912	8,470	10,723	4,263	(1,374)	31,994
Net fee income	4,000	1,684	3,589	771	(29)	10,015
Gains (losses) on financial transactions*	868	251	765	16	287	2,187
Other operating income**	(106)	628	(209)	116	(25)	404
Total income	14,674	11,033	14,868	5,166	(1,141)	44,600
Administrative expenses, depreciation and amortisation	(8,275)	(4,677)	(5,357)	(2,329)	(329)	(20,967)
Net operating income***	6,399	6,356	9,511	2,837	(1,470)	23,633
Net loan-loss provisions****	(3,345)	(3,917)	(3,924)	(957)	(31)	(12,174)
Other gains (losses) and provisions*****	(970)	(132)	(320)	49	(412)	(1,785)
Operating profit/(loss) before tax	2,084	2,307	5,267	1,929	(1,913)	9,674
Tax on profit	(593)	(574)	(1,923)	(495)	69	(3,516)
Profit from continuing operations	1,491	1,733	3,344	1,434	(1,844)	6,158
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	1,491	1,733	3,344	1,434	(1,844)	6,158
Non-controlling interests	78	261	437	301	—	1,077
Attributable profit to the parent	1,413	1,472	2,907	1,133	(1,844)	5,081
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2019
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Total
Net interest income	10,072	8,926	13,316	4,221	(1,252)	35,283
Net fee income	4,423	1,776	4,787	843	(50)	11,779
Gains (losses) on financial transactions*	1,045	229	564	(10)	(297)	1,531
Other operating income**	399	673	(242)	90	(19)	901
Total income	15,939	11,604	18,425	5,144	(1,618)	49,494
Administrative expenses, depreciation and amortisation	(8,912)	(4,983)	(6,673)	(2,339)	(373)	(23,280)
Net operating income***	7,027	6,621	11,752	2,805	(1,991)	26,214
Net loan-loss provisions****	(1,333)	(3,656)	(3,789)	(508)	(35)	(9,321)
Other gains (losses) and provisions*****	(792)	(203)	(749)	18	(238)	(1,964)
Operating profit/(loss) before tax	4,902	2,762	7,214	2,315	(2,264)	14,929
Tax on profit	(1,340)	(681)	(2,640)	(599)	157	(5,103)
Profit from continuing operations	3,562	2,081	4,574	1,716	(2,107)	9,826
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	3,562	2,081	4,574	1,716	(2,107)	9,826
Non-controlling interests	167	426	664	326	(9)	1,574
Attributable profit to the parent	3,395	1,655	3,910	1,390	(2,098)	8,252
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Loan loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2018
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Total
Net interest income	10,199	8,154	12,891	4,084	(987)	34,341
Net fee income	4,623	1,615	4,497	819	(69)	11,485
Gains (losses) on financial transactions*	1,055	173	498	60	11	1,797
Other operating income**	431	534	(212)	61	(13)	801
Total income	16,308	10,476	17,674	5,024	(1,058)	48,424
Administrative expenses, depreciation and amortisation	(9,072)	(4,494)	(6,564)	(2,223)	(426)	(22,779)
Net operating income***	7,236	5,982	11,110	2,801	(1,484)	25,645
Net loan-loss provisions****	(1,183)	(3,449)	(3,736)	(390)	(115)	(8,873)
Other gains (losses) and provisions*****	(882)	(202)	(663)	(147)	(101)	(1,995)
Operating profit/(loss) before tax	5,171	2,331	6,711	2,264	(1,700)	14,777
Tax on profit	(1,414)	(598)	(2,641)	(591)	14	(5,230)
Profit from continuing operations	3,757	1,733	4,070	1,673	(1,686)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	3,757	1,733	4,070	1,673	(1,686)	9,547
Non-controlling interests	133	433	624	292	1	1,483
Attributable profit to the parent	3,624	1,300	3,446	1,381	(1,687)	8,064
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
The condensed income statements are as follows:

EUR million
	2020
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking	Wealth Management & Insurance	PagoNxt	Corporate centre	Total
Net interest income	30,056	2,918	394	(1)	(1,373)	31,994
Net fee income	6,986	1,543	1,154	362	(30)	10,015
Gains (losses) on financial transactions*	1,133	670	98	(1)	287	2,187
Other operating income**	(153)	201	384	(3)	(25)	404
Total income	38,022	5,332	2,030	357	(1,141)	44,600
Administrative expenses, depreciation and amortisation	(17,285)	(2,038)	(872)	(443)	(329)	(20,967)
Net operating income***	20,737	3,294	1,158	(86)	(1,470)	23,633
Net loan-loss provisions****	(11,633)	(470)	(29)	(12)	(30)	(12,174)
Other gains (losses) and provisions*****	(1,237)	(135)	—	(2)	(411)	(1,785)
Operating profit/(loss) before tax	7,867	2,689	1,129	(100)	(1,911)	9,674
Tax on profit	(2,525)	(773)	(270)	(15)	67	(3,516)
Profit/(loss) from continuing operations	5,342	1,916	859	(115)	(1,844)	6,158
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	5,342	1,916	859	(115)	(1,844)	6,158
Non-controlling interests	921	118	37	1	—	1,077
Attributable profit/(loss) to the parent	4,421	1,798	822	(116)	(1,844)	5,081
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2019
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	PagoNxt	Corporate Centre	Total
Net interest income	33,308	2,728	479	20	(1,252)	35,283
Net fee income	8,663	1,520	1,190	456	(50)	11,779
Gains (losses) on financial transactions*	1,025	689	117	(3)	(297)	1,531
Other operating income**	291	289	340	—	(19)	901
Total income	43,287	5,226	2,126	473	(1,618)	49,494
Administrative expenses, depreciation and amortisation	(19,280)	(2,281)	(939)	(407)	(373)	(23,280)
Net operating income***	24,007	2,945	1,187	66	(1,991)	26,214
Net loan-loss provisions****	(9,132)	(155)	23	(21)	(36)	(9,321)
Other gains (losses) and provisions*****	(1,623)	(91)	(13)	—	(237)	(1,964)
Operating profit/(loss) before tax	13,252	2,699	1,197	45	(2,264)	14,929
Tax on profit	(4,132)	(815)	(280)	(33)	157	(5,103)
Profit/(loss) from continuing operations	9,120	1,884	917	12	(2,107)	9,826
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	9,120	1,884	917	12	(2,107)	9,826
Non-controlling interests	1,364	171	50	(2)	(9)	1,574
Attributable profit/(loss) to the parent	7,756	1,713	867	14	(2,098)	8,252
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2018
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	PagoNxt	Corporate Centre	Total
Net interest income	32,412	2,461	449	6	(987)	34,341
Net fee income	8,410	1,534	1,133	477	(69)	11,485
Gains (losses) on financial transactions*	756	898	132	—	11	1,797
Other operating income**	329	184	299	1	(12)	801
Total income	41,907	5,077	2,013	484	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(19,076)	(2,101)	(857)	(319)	(426)	(22,779)
Net operating income***	22,831	2,976	1,156	165	(1,483)	25,645
Net loan-loss provisions****	(8,534)	(198)	(11)	(15)	(115)	(8,873)
Other gains (losses) and provisions*****	(1,790)	(97)	(4)	(3)	(101)	(1,995)
Operating profit/(loss) before tax	12,507	2,681	1,141	147	(1,699)	14,777
Tax on profit	(4,100)	(832)	(258)	(54)	14	(5,230)
Profit/(loss) from continuing operations	8,407	1,849	883	93	(1,685)	9,547
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,407	1,849	883	93	(1,685)	9,547
Non-controlling interests	1,271	158	53	—	1	1,483
Attributable profit/(loss) to the parent	7,136	1,691	830	93	(1,686)	8,064
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Schedule of reconciliation of consolidated profit after tax to operating profit before tax
The tables below reconcile the underlying basis results to the statutory results for each of the periods presented as required by IFRS 8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.
Grupo Santander assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

EUR million
2020
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	31,994	—	31,994
Net fee income	10,015	—	10,015
Gains (losses) on financial transactions*	2,187	—	2,187
Other operating income**	404	(321)	83
Total income	44,600	(321)	44,279
Administrative expenses, depreciation and amortisation	(20,967)	(163)	(21,130)
Net operating income***	23,633	(484)	23,149
Net loan-loss provisions****	(12,174)	(258)	(12,432)
Other gains (losses) and provisions*****	(1,785)	(11,008)	(12,793)
Operating profit/(loss) before tax	9,674	(11,750)	(2,076)
Tax on profit	(3,516)	(2,116)	(5,632)
Adjusted profit for the year from continuing operations	6,158	(13,866)	(7,708)
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	6,158	(13,866)	(7,708)
Non-controlling interests	1,077	(14)	1,063
Attributable profit/(loss) to the parent	5,081	(13,852)	(8,771)
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 50 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
2019
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	35,283	—	35,283
Net fee income	11,779	—	11,779
Gains (losses) on financial transactions*	1,531	—	1,531
Other operating income**	901	(265)	636
Total income	49,494	(265)	49,229
Administrative expenses, depreciation and amortisation	(23,280)	—	(23,280)
Net operating income***	26,214	(265)	25,949
Net loan-loss provisions****	(9,321)	—	(9,321)
Other gains (losses) and provisions*****	(1,964)	(2,121)	(4,085)
Operating profit/(loss) before tax	14,929	(2,386)	12,543
Tax on profit	(5,103)	676	(4,427)
Consolidated profit/(loss)	9,826	(1,710)	8,116
Non-controlling interests	1,574	27	1,601
Attributable profit/(loss) to the parent	8,252	(1,737)	6,515
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of EUR 31 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations

EUR million
2018
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	34,341	—	34,341
Net fee income	11,485	—	11,485
Gains (losses) on financial transactions*	1,797	—	1,797
Other operating income**	801	—	801
Total income	48,424	—	48,424
Administrative expenses, depreciation and amortisation	(22,779)	—	(22,779)
Net operating income***	25,645	—	25,645
Net loan-loss provisions****	(8,873)	—	(8,873)
Other gains (losses) and provisions*****	(1,995)	(576)	(2,571)
Operating profit/(loss) before tax	14,777	(576)	14,201
Tax on profit	(5,230)	344	(4,886)
Consolidated profit/(loss)	9,547	(232)	9,315
Non-controlling interests	1,483	22	1,505
Attributable profit/(loss) to the parent	8,064	(254)	7,810
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.